Other current and non-current non-financial assets	12 Months Ended
Dec. 31, 2020
Disclosure of other non-financial assets [Abstract]
Disclosure of other non-financial assets [Text Block]
Note 17	Other current and non-current non-financial assets

As of December 31, 2020, and December 31, 2019, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Domestic Value Added Tax	18,107	17,807
Foreign Value Added Tax	7,785	8,566
Prepaid mining licenses	1,025	1,244
Prepaid insurance	10,307	7,135
Other prepayments	946	1,423
Refund of Value Added Tax to exporters	14,316	10,560
Other taxes	4,499	3,213
Other assets	414	604
Total	57,399	50,552

Other non-financial assets, non-current	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Exploration and evaluation expenses (1)	17,883	18,654
Guarantee deposits	731	551
Other assets	3,428	524
Total	22,042	19,729

(1)	Reconciliation of changes in assets for exploration and mineral resource evaluation, by type.

Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2020, and December 31, 2019:

Conciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Opening balance	18,654	26,189	17,721
Change in assets for exploration and evaluation of mineral resources
Additions	-	-	11,298
Short term reclassifications	(526)	(1,311)	1,987
Increase (decrease) due to transfers and other charges	(245)	(6,224)	(4,817)
Total changes	(771)	(7,535)	8,468
Total	17,883	18,654	26,189

As of the presentation date, no reevaluations of assets for exploration and assessment of mineral resources have been conducted.

Mineral resource exploration and evaluation expenditure

Given the nature of operations of the SQM Group and the type of exploration it undertakes, disbursements for exploration can be found in 4 stages: Execution, economically feasible, not economically feasible and in exploitation:

(a)
Execution:
Disbursements for exploration and evaluation under implementation and therefore prior to determination of economic feasibility, are classified in accordance with Note 3.23.

For exploration purposes in Chile relating to caliche and brine exploration are ThUS$ 14,265 and ThUS$ 12,841 as of December 31, 2020 and December 31, 2019, respectively both are in the Property, Plant and Equipment caption as construction in progress.

For Australia (Mt Holland), total disbursements corresponding to construction in progress (which includes exploration disbursements) amount to ThUS$ 50,127 as of December 31, 2020, and ThUS$ 30,475 as of December 31, 2019.

(b)
Economically feasible
: Disbursements corresponding to caliche exploration, wherein the study concluded that its economic feasibility is viable, are classified under “Non-Current Assets in Other Non-current Non-Financial Assets”, The balance as of December 31, 2020, is ThUS$ 6,576 and as of December 31, 2019, it is ThUS$ 6,576.

At December 31, 2020, ThUS$ 4,296 corresponding to advanced metallic exploration are also presented under the heading "Other Non-Current Non-Financial Assets", and as of December 31, 2019, it is ThUS$ 3,433.
For the exploration of the Salar de Atacama, the associated assets correspond to wells that can be used both in monitoring and exploitation of the Salar, Therefore, once the studies are concluded, these are classified as “Non-current Assets” in “Properties, Plants and Equipment”, assigning them a technical useful life of 10 years.

(c)
Not economically feasible
: Exploration and evaluation disbursements, once finalized and concluded to be not economically feasible, will be charged to profit and loss. As of December 31, 2020, there were no disbursements for this concept and of the year ended December 31, 2019, there was a total of ThUS$ 165 for this concept.

(d)
In Exploitation
: Caliche exploration disbursements that are found in this area are amortized based on the material exploited, the portion that is exploited in the following 12 months is presented as “Current Assets” in the “Process Inventories”, the remaining portion is classified as “Other Non-current Non-Financial Assets”.

As of December 31, 2020, the amount in “Process Inventories”, is ThUS$ 1,318 and the balance as of December 31, 2019 for this concept is ThUS$ 1,367, while in the item “Other Non-current Non-Financial Asset” as of December 31, 2020 is ThUS$ 7,011 and as of December 31, 2019 is ThUS$ 8,645.